UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Municipal Bond Fund

June 30, 2005
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.60%
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	$5,000	$5,223,650
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,835,350
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,233,420
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	2,005	2,103,786
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,251,152
Certificates of Participation, Series 2002A, Evidencing
      Proportionate Interests of the Owners Thereof in Lease
      Payments to be Made By the State of Arizona (Acting by
      and Through the Director of the Department of Administration),
      as Lessee for Certain Real and Personal Property,

5.5%, 5-1-13	1,000	1,136,580
Certificates of Participation (Arizona State University Projects),
      Series 2002, Evidencing the Proportionate Interests of the
      Owners Thereof in Lease Payments to be Made Pursuant to a
      Lease- Purchase Agreement by the Arizona Board of Regents,
      as Lessee for the Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,128,520
		15,912,458
Arkansas - 0.79%
Arkansas Development Finance Authority, Correction Facilities Revenue Refunding Bonds, 2003 Series A,
5.0%, 11-15-08	1,710	1,822,364
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	880	904,798
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2002,
5.0%, 12-1-07	2,000	2,101,020
		4,828,182
California - 14.81%
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	7,000	7,461,580
State of California, Various Purpose General Obligation Bonds,
5.25%, 2-1-15	5,000	5,576,900
State of California, Various Purpose General Obligation Bonds,
5.25%, 2-1-19	5,000	5,506,950
State of California, Various Purpose General Obligation Bonds,
5.5%, 4-1-28	3,000	3,373,560
State of California, Various Purpose General Obligation Bonds,
5.25%, 2-1-14	2,000	2,229,280
State of California, Various Purpose General Obligation Bonds,
5.25%, 2-1-19	2,000	2,202,780
State of California, Various Purpose General Obligation Bonds,
5.25%, 11-1-21	1,000	1,096,560
The Regents of the University of California, General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,488,950
The Regents of the University of California, Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.5%, 5-15-20	4,055	4,575,703
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,347,600
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	4,820	5,303,542
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	4,315,650
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,
5.25%, 5-1-07	3,000	3,138,090
State of California, Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12-1-16	1,000	1,175,350
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	3,800	4,291,568
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	4,112,556
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	3,500	3,869,215
State of California, General Obligation Bonds,
6.0%, 2-1-15	3,000	3,546,390
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A,
5.375%, 8-1-15	2,505	2,800,164
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.0%, 9-1-15	2,500	1,663,975
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.0%, 9-1-11	1,000	810,210
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,322,965
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,290,738
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,224,840
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,198,400
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,103,980
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant To a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,241,494
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	185	187,522
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	135	137,071
		90,593,583
Colorado - 1.13%
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,196,540
Weld County School District 6, Weld County, Colorado, General Obligation Refunding Bonds, Series 2002-96R,
5.0%, 12-1-09	1,700	1,835,558
City of Lafayette, Colorado, Acting by and throughits Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,114,464
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,034,810
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	650	704,743
		6,886,115
Connecticut - 0.82%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,000	5,010,900

Delaware - 0.86%
Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, 2005 Series A,
5.8%, 7-1-35	4,800	5,258,832

District of Columbia - 0.36%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10-1-10	2,000	2,185,740

Florida - 5.12%
City of Jacksonville, Florida, St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Eighteen,
5.0%, 10-1-08	5,000	5,328,250
City of Jacksonville, Florida, Water and Sewer System, 2002 Series B,
5.25%, 10-1-08	1,500	1,609,995
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8-15-24	5,000	5,489,000
The City of Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,785,458
The City of Miami, Florida, Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1-1-10	1,600	1,371,184
Polk County, Florida, Capital Improvement and Refunding Revenue Bonds, Series 2002,
5.25%, 12-1-09	3,200	3,497,568
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,192,186
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub ofthe Americas),
5.75%, 10-1-16	2,000	2,244,580
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,202,580
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds: 2003 Series B,
5.0%, 10-1-20	2,000	2,114,580
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,134,560
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.0%, 9-1-30	355	364,386
		31,334,327
Georgia - 2.60%
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series,
6.4%, 1-1-13	6,925	8,080,367
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series,
6.4%, 1-1-13	860	1,010,500
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series,
6.4%, 1-1-13	75	87,275
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,442,960
State of Georgia, General Obligation Bonds, Series1998B,
5.5%, 7-1-12	2,000	2,276,540
		15,897,642
Guam - 0.59%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-1-20	3,305	3,591,973

Hawaii - 1.42%
State of Hawaii, Airport System Revenue Bonds, Refunding Series 2001 (AMT),
9.59993%, 7-1-09 (A)	2,500	3,068,550
State of Hawaii, Airport System Revenue Bonds, Refunding Series 2001 (AMT),
9.59993%, 7-1-09 (A)	2,500	3,060,000
State of Hawaii, General Obligation Refunding Bonds of 2005, Series DG,
5.0%, 7-1-09	2,400	2,580,000
		8,708,550
Illinois - 2.21%
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.6%, 10-1-34	2,700	2,887,137
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002B,
6.0%, 10-1-33	1,800	1,888,110
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002D,
5.75%, 4-1-35	1,685	1,789,082
State of Illinois (Illinois Department of Employment Security), Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2004,
5.0%, 12-15-07	3,000	3,150,330
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,454,206
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,309,133
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	1,025,850
		13,503,848
Indiana - 3.05%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	10,515,280
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	6,137,690
Knox County Hospital Association (Knox County, Indiana), Lease Revenue Refunding Bonds, Series 2002,
5.25%, 7-1-08	1,875	1,992,975
		18,645,945
Iowa - 0.37%
Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,260,560

Kansas - 3.61%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-3,
6.125%, 12-1-33	4,405	4,863,340
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series B-2,
5.85%, 12-1-34	3,235	3,528,964
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.65%, 6-1-35	3,120	3,349,414
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series B-2 (AMT),
6.45%, 12-1-33	2,285	2,399,319
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series B-4,
5.9%, 12-1-34	1,955	2,148,545
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-5,
5.55%, 12-1-33	1,500	1,612,350
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2004 Series A-4,
4.0%, 6-1-36	990	1,080,466
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1 (AMT),
6.3%, 12-1-32	770	812,650
Unified School District No. 443, Ford County, Kansas (Dodge City), General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,110	1,199,677
Unified School District No. 443, Ford County, Kansas (Dodge City), General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-09	1,000	1,068,310
		22,063,035

Kentucky - 0.36%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,200,340

Louisiana - 1.32%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	4,800	5,134,032
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,960,458
		8,094,490
Maryland - 0.70%
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2001, Series A,
5.0%, 2-1-10	2,000	2,176,700
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,084,070
		4,260,770
Massachusetts - 1.92%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	2,800	3,191,216
Massachusetts Bay Transportation Authority, Senior Sales Tax Bonds, 2003 Series A,
5.25%, 7-1-08	2,000	2,136,460
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,806,750
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series C,
5.5%, 11-1-10	2,000	2,230,520
Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 57 (AMT),
5.6%, 6-1-30	1,345	1,369,533
		11,734,479
Michigan - 0.83%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	3,000	3,283,260
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,787,162
		5,070,422
Minnesota - 2.51%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT),
5.75%, 1-1-15	5,000	5,494,300
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT),
5.75%, 1-1-13	2,345	2,586,605
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.15%, 11-15-09	4,500	5,067,045
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,192,860
		15,340,810
Mississippi - 0.70%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996-C,
6.75%, 9-1-14	2,750	2,799,500
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996-C,
6.7%, 9-1-12	1,470	1,489,125
		4,288,625
Missouri - 4.67%
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.0%, 7-1-08	1,505	1,592,561
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.25%, 7-1-18	1,000	1,109,240
The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program),
5.0%, 7-1-11	1,500	1,630,695
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,300	2,368,862
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.375%, 3-1-10	1,800	1,900,116
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,400,800
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,997,441
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	2,265	2,325,611
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12-1-12	2,000	2,268,560
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,700,880
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,670,985
Missouri Higher Education Loan Authority (A Public Instrumentality and Body Corporate and Politic of the State of Missouri), Student Loan Revenue Bonds, Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,519,905
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	1,250	1,345,763
Bi-State Development Agency of the Missouri- Illinois Metropolitan District (Metrolink Cross County Extension Project), Mass Transit Sales Tax Appropriation Bonds, Series 2002B,
5.25%, 10-1-09	1,000	1,089,250
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	1,025	1,027,142
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 1998 Series D-2 (AMT),
6.3%, 3-1-29	310	325,299
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 1998 Series B-2 (AMT),
6.4%, 3-1-29	195	200,815
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 1997 Series A-2 (AMT),
7.3%, 3-1-28	85	86,640
		28,560,565
Nebraska - 0.77%
Nebraska Higher Education Loan Program, Inc., 1993-2 Series A-6 Junior Subordinate Bonds,
10.39299905%, 6-1-13 (A)	4,125	4,691,610

Nevada - 0.33%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,557,862
Nevada Housing Division, Single Family Mortgage Bonds, 1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	385	387,845
Nevada Housing Division, Single Family Mortgage Bonds, 1996 Series C Subordinate Bonds,
6.35%, 4-1-09	85	86,624
		2,032,331
New Hampshire - 0.60%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A,
6.125%, 7-1-32	2,000	2,109,160
New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	1,500	1,569,990
		3,679,150
New Jersey - 4.65%
New Jersey Transporation Trust Fund Authority, Transporation System Bonds, 2004 Series B,
5.25%, 12-15-11	5,000	5,549,300
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002,
5.5%, 6-1-11	4,850	5,228,930
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000 A,
6.0%, 1-1-13	4,165	4,902,497
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	2,250	2,554,110
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,388,626
New Jersey Transit Corporation payable solely fromcertain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,273,480
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,260,540
New Jersey Building Authority, State Building Revenue and Refunding Bonds, 2002 Series B,
5.25%, 12-15-08	1,900	2,046,509
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	1,100	1,219,988
		28,423,980
New Mexico - 2.04%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2004 Series B (AMT),
4.75%, 7-1-35	4,950	5,239,179
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,637,027
New Mexico Educational Assistance Foundation, Student Loan Program Bonds, Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,255,910
New Mexico Educational Assistance Foundation, Student Loan Program Bonds, Second Subordinate 1995 Series A-3,
6.6%, 11-1-10	225	230,468
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,131,690
		12,494,274
New York - 12.52%
The City of New York, General Obligation Bonds, Fiscal 2004 Series D,
5.25%, 10-15-21	8,295	9,000,573
The City of New York, General Obligation Bonds, Fiscal 2003 Series J,
5.5%, 6-1-19	5,000	5,528,650
The City of New York, General Obligation Bonds, Fiscal 2005 Series B,
5.25%, 8-1-12	5,000	5,520,600
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	3,000	3,302,760
The City of New York, General Obligation Bonds, Fiscal 2003 Series A,
5.75%, 8-1-14	2,000	2,258,240
The City of New York, General Obligation Bonds, Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,205,320
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series A,
5.5%, 11-1-26	5,000	5,568,250
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series D,
5.25%, 2-1-19	3,000	3,298,230
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series B Tax-Exempt Bonds,
5.25%, 2-1-09	2,000	2,153,320
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series A,
5.25%, 11-1-10	1,000	1,102,070
Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2005D-1,
5.0%, 8-15-11	4,730	5,185,073
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	2,100	2,310,168
Dormitory Authority of the State of New York, Third General
      Resolution Revenue Bonds (State University Educational
      Facilities Issue), State University Educational Facilities,
      Revenue Bonds, Series 1990B,

7.5%, 5-15-11	1,095	1,249,942
Dormitory Authority of the State of New York, Third General
      Resolution Revenue Bonds (State University Educational
      Facilities Issue), State University Educational Facilities,
      Revenue Bonds, Series 1990B,

7.5%, 5-15-11	650	765,213
Dormitory Authority of the State of New York, City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,256,920
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,333,600
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,217,660
New York State Urban Development Corporation, Correctional and Youth Facilities, Service Contract Revenue Bonds, Series 2003A,
5.25%, 1-1-21	2,500	2,668,625
New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series 2002D,
5.0%, 12-15-07	2,000	2,099,720
Triborough Bridge and Tunnel Authority, General Revenue Refunding Bonds, Series 2002B,
5.0%, 11-15-09	2,000	2,160,500
Triborough Bridge and Tunnel Authority, General Revenue Refunding Bonds, Series 2002B,
5.25%, 11-15-08	2,000	2,145,980
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,548,070
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series A,
5.375%, 6-15-14	2,000	2,241,060
Tobacco Settlement Financing Corporation (State Of New York), Asset-Backed Revenue Bonds (State Contingency Contract Secured): Series 2003A-1,
5.5%, 6-1-21	2,000	2,211,460
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,122,690
New York State Thruway Authority, Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4-1-10	1,000	1,096,750
		76,551,444
North Carolina - 1.31%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	3,000	3,305,220
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.0%, 1-1-07	655	671,015
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,732,550
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10-1-11	1,200	1,293,780
		8,002,565
Ohio - 0.69%
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	1,989,192
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,144,390
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,099,550
		4,233,132
Oklahoma - 0.58%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,622,252
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,147,556
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 1995 Series B, Subseries B-2 (AMT),
7.625%, 9-1-26	745	784,031
		3,553,839
Oregon - 0.85%
State of Oregon, Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,358,380
State of Oregon, Department of Transportation, Regional Light Rail Extension Construction Fund, Revenue Refunding Bonds, Series 2002 (Westside Light Rail Project)
5.0%, 6-1-09	1,000	1,075,410
State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	760	782,428
		5,216,218
Pennsylvania - 3.49%
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11-15-11	2,500	2,748,175
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	2,489,784
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,329,710
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,272,340
County of Allegheny, Pennsylvania, General Obligation Refunding Bonds, Series C-55,
5.25%, 11-1-11	2,000	2,230,380
Allegheny County Industrial Development Authority (Pennsylvania), Environmental Improvement Revenue Bonds (USX Corporation Project), Refunding Series A 1994,
6.7%, 12-1-20	1,855	1,886,721
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,705	1,710,405
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,554,840
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,516,229
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,506,198
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,094,810
		21,339,592
Puerto Rico - 2.45%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2004 A,
5.25%, 7-1-21	5,500	5,969,920
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2003 C,
6.0%, 7-1-13	3,450	3,706,714
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2003 C,
5.0%, 7-1-18	3,000	3,138,660
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2002,
5.25%, 7-1-10	2,000	2,200,140
		15,015,434
Rhode Island - 0.34%
City of Pawtucket, Rhode Island, General Obligation Refunding Bonds, 2002 Series A,
5.0%, 4-15-08	2,000	2,114,960

South Carolina - 0.27%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,645,783

South Dakota - 0.41%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.3%, 4-1-16	2,000	2,493,820

Tennessee - 1.87%
The Health and Educational Facilities Board of The Metropolitan Government of Nashville and Davidson County, Tennessee Revenue Bonds, The Vanderbilt University, Series B,
5.0%, 10-1-44	5,000	5,385,550
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,710,530
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,281,160
Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,000	1,082,600
		11,459,840
Texas - 4.91%
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,496,300
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,429,414
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.75%, 2-15-30	6,000	6,833,040
City of Houston, Texas, Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series2002B,
5.75%, 12-1-16	2,000	2,296,780
City of Houston, Texas, Combined Utility System, First Lien Fixed Rate Revenue Refunding Bonds, Series 2004A,
5.25%, 5-15-10	2,000	2,189,640
City of Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,188,520
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	2,770	2,890,578
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8-15-32	2,500	2,729,175
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002,
5.75%, 2-15-17	1,070	1,211,572
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002,
5.75%, 2-15-17	980	1,075,001
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,674,525
		30,014,545
Virginia - 2.23%
Commonwealth Transportation Board, Commonwealth of Virginia, Federal Highway Reimbursement Anticipation Notes, Series 2002,
5.0%, 10-1-09	5,000	5,403,050
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A,
5.75%, 7-1-14	2,225	2,525,508
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A,
5.5%, 7-1-17	2,000	2,261,860
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,227,480
City of Richmond, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2000A,
5.5%, 1-15-12	1,065	1,197,646
		13,615,544
Washington - 4.99%
Energy Northwest, Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A,
5.25%, 7-1-10	5,800	6,349,550
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	5,101,830
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,621,542
State of Washington, Various Purpose General Obligation Bonds, Series 1990A,
11.290678639%, 2-1-12 (A)	2,495	3,525,185
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,940,907
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,750	1,912,295
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,098,090
		30,549,399
West Virginia - 0.47%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	2,888,920

Wyoming - 0.44%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	2,500	2,678,500

TOTAL MUNICIPAL BONDS - 99.56%		$608,927,071

(Cost: $577,120,980)

SHORT-TERM SECURITY - 0.44%

Forest and Paper Products
Sonoco Products Co.
3.44%, 7-1-05	2,706	$2,706,000
(Cost: $2,706,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$611,633,071

(Cost: $579,826,980)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 2005.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date August 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date August 29, 2005